Quarterly Holdings Report
for

Fidelity® Value Discovery Fund

October 31, 2019

FVD-QTLY-1219
1.809083.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 11.3%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	246,418	$14,900,896
Entertainment - 3.9%
Activision Blizzard, Inc.	358,200	20,069,946
Electronic Arts, Inc. (a)	163,000	15,713,200
Lions Gate Entertainment Corp. Class B	867,077	6,494,407
The Walt Disney Co.	365,020	47,423,398
		89,700,951
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (a)	12,748	16,047,182
Media - 5.2%
Comcast Corp. Class A	1,869,903	83,809,052
Fox Corp. Class A	341,811	10,951,624
Interpublic Group of Companies, Inc.	1,167,445	25,391,929
		120,152,605
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	246,100	20,342,626

TOTAL COMMUNICATION SERVICES		261,144,260

CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.3%
Lear Corp.	64,400	7,584,388
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	431,669	15,216,332
Multiline Retail - 1.6%
Dollar General Corp.	228,500	36,637,690
Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	236,928	20,650,644
Tapestry, Inc.	564,000	14,585,040
		35,235,684

TOTAL CONSUMER DISCRETIONARY		94,674,094

CONSUMER STAPLES - 8.9%
Beverages - 1.8%
C&C Group PLC (United Kingdom)	3,578,210	17,613,130
PepsiCo, Inc.	183,135	25,120,628
		42,733,758
Food & Staples Retailing - 3.3%
Sysco Corp.	373,246	29,811,158
U.S. Foods Holding Corp. (a)	342,300	13,579,041
Walmart, Inc.	280,000	32,832,800
		76,222,999
Food Products - 2.1%
Danone SA	285,800	23,676,045
Seaboard Corp.	2,256	9,518,267
The J.M. Smucker Co.	136,561	14,431,766
		47,626,078
Personal Products - 0.7%
Unilever NV (NY Reg.)	269,900	15,988,876
Tobacco - 1.0%
Altria Group, Inc.	522,200	23,389,338

TOTAL CONSUMER STAPLES		205,961,049

ENERGY - 8.0%
Energy Equipment & Services - 0.5%
Baker Hughes, A GE Co. Class A	544,634	11,655,168
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	512,837	59,560,889
Exxon Mobil Corp.	950,140	64,200,960
GasLog Partners LP	826,782	16,378,551
Golar LNG Partners LP	1,185,160	12,064,929
Hoegh LNG Partners LP	389,395	5,801,986
Teekay LNG Partners LP	802,099	11,542,205
Teekay Offshore Partners LP	2,310,169	3,557,660
		173,107,180

TOTAL ENERGY		184,762,348

FINANCIALS - 28.0%
Banks - 12.3%
Huntington Bancshares, Inc.	1,049,300	14,826,609
M&T Bank Corp.	166,100	25,999,633
PNC Financial Services Group, Inc.	386,131	56,645,418
SunTrust Banks, Inc.	518,931	35,463,745
U.S. Bancorp	1,135,533	64,748,092
Wells Fargo & Co.	1,681,886	86,835,774
		284,519,271
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	159,300	12,724,884
Goldman Sachs Group, Inc.	166,520	35,532,038
Invesco Ltd.	458,800	7,717,016
State Street Corp.	276,919	18,296,038
		74,269,976
Consumer Finance - 2.1%
Capital One Financial Corp.	214,132	19,967,809
Discover Financial Services	361,622	29,023,782
		48,991,591
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	435,460	92,570,088
Insurance - 3.9%
Allstate Corp.	146,707	15,612,559
Chubb Ltd.	187,247	28,540,188
FNF Group	336,848	15,441,112
The Travelers Companies, Inc.	224,615	29,438,042
		89,031,901
Mortgage Real Estate Investment Trusts - 2.5%
AGNC Investment Corp.	1,903,411	32,453,158
MFA Financial, Inc.	3,219,265	24,434,221
		56,887,379

TOTAL FINANCIALS		646,270,206

HEALTH CARE - 18.0%
Biotechnology - 5.0%
AbbVie, Inc.	201,100	15,997,505
Amgen, Inc.	231,793	49,429,857
Celgene Corp. (a)	456,000	49,261,680
		114,689,042
Health Care Providers & Services - 8.4%
Anthem, Inc.	100,089	26,931,948
Centene Corp. (a)	737,100	39,125,268
Cigna Corp.	261,464	46,660,865
CVS Health Corp.	370,160	24,574,922
Humana, Inc.	50,300	14,798,260
UnitedHealth Group, Inc.	166,200	41,998,740
		194,090,003
Pharmaceuticals - 4.6%
Allergan PLC	200,814	35,365,354
Bristol-Myers Squibb Co.	321,400	18,438,718
Roche Holding AG (participation certificate)	100,324	30,193,108
Sanofi SA sponsored ADR	481,142	22,171,023
		106,168,203

TOTAL HEALTH CARE		414,947,248

INDUSTRIALS - 5.2%
Aerospace & Defense - 2.5%
General Dynamics Corp.	156,600	27,686,880
Harris Corp.	68,384	14,108,303
United Technologies Corp.	103,679	14,886,231
		56,681,414
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (b)	189,100	14,303,524
Electrical Equipment - 0.5%
Siemens Gamesa Renewable Energy SA	441,600	6,070,266
Vestas Wind Systems A/S	81,800	6,664,067
		12,734,333
Machinery - 1.0%
Ingersoll-Rand PLC	173,300	21,990,037
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	368,600	14,574,444

TOTAL INDUSTRIALS		120,283,752

INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.6%
Cisco Systems, Inc.	264,400	12,561,644
Electronic Equipment & Components - 2.0%
Arrow Electronics, Inc. (a)	149,800	11,876,144
Avnet, Inc.	241,900	9,569,564
TE Connectivity Ltd.	283,634	25,385,243
		46,830,951
IT Services - 2.5%
Amdocs Ltd.	321,382	20,954,106
Cognizant Technology Solutions Corp. Class A	368,813	22,475,464
The Western Union Co.	582,094	14,587,276
		58,016,846
Software - 0.6%
Symantec Corp.	612,800	14,020,864

TOTAL INFORMATION TECHNOLOGY		131,430,305

MATERIALS - 2.2%
Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	1,308,439	20,490,155
Metals & Mining - 1.3%
Newmont Goldcorp Corp.	793,000	31,505,890

TOTAL MATERIALS		51,996,045

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Simon Property Group, Inc.	132,000	19,889,760
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	616,093	32,991,780

TOTAL REAL ESTATE		52,881,540

UTILITIES - 4.8%
Electric Utilities - 4.8%
Exelon Corp.	1,041,912	47,396,577
OGE Energy Corp.	475,500	20,475,030
Southern Co.	687,000	43,047,420
		110,919,027
TOTAL COMMON STOCKS
(Cost $2,103,479,910)		2,275,269,874

Money Market Funds - 3.1%
Fidelity Cash Central Fund 1.83% (c)	55,896,055	55,907,234
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	16,876,335	16,878,023
TOTAL MONEY MARKET FUNDS
(Cost $72,785,077)		72,785,257
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $2,176,264,987)		2,348,055,131
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(37,393,152)
NET ASSETS - 100%		$2,310,661,979

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$522,855
Fidelity Securities Lending Cash Central Fund	8,858
Total	$531,713

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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